Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2024
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41339
Entity Registrant Name	SWVL HOLDINGS CORP
Entity Central Index Key	0001875609
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Offices 4
Entity Address, Address Line Two	One Central
Entity Address, Address Line Three	Dubai World Trade Centre
Entity Address, City or Town	Dubai
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Address, Country	AE
Auditor Name	Grant Thornton Audit and Accounting Limited
Auditor Firm ID	3211
Auditor Location	Dubai, United Arab Emirates
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mostafa Kandil
Entity Address, Address Line One	The Offices 4
Entity Address, Address Line Two	One Central
Entity Address, Address Line Three	Dubai World Trade Centre
Entity Address, City or Town	Dubai
City Area Code	971
Local Phone Number	42241293
Entity Address, Country	AE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0025 per share
Trading Symbol	SWVL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	6,791,605	6,791,605
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SWVLW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	697,330	697,330